Condensed Balance Sheets (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 9,529,000	$ 7,956,710	$ 1,268,770
Restricted cash	20,000	20,000	20,000
Accounts receivable	8,000		149,605
Inventory	206,000	109,336
Prepaid expenses and other current assets	260,000	252,272	85,149
Total current assets	10,023,000	8,338,318	1,523,524
Long-term assets
Property and equipment, net	44,000	57,607	63,167
Total assets	10,067,000	8,395,925	1,586,691
Current liabilities
Accounts payable	621,000	986,799	57,721
Accrued compensation and other current liabilities	438,000	201,457	128,651
Line of credit and accrued interest		101,529
Convertible promissory notes and accrued interest			13,991,857
Total current liabilities	1,059,000	1,289,785	14,178,229
Commitments (Note 10)
Long-term liabilities
Total long-term liabilities	20,311,000	18,296,093	1,464,877
Convertible Preferred Stock
Total liabilities	21,370,000	19,586,000
Stockholders' deficit
Common stock, value	7,000	6,769	536
Additional paid-in-capital	70,679,000	59,141,404	19,235,512
Accumulated deficit	(81,989,000)	(70,338,126)	(57,100,511)
Total stockholders' deficit	(11,303,000)	(11,189,953)	(37,864,463)
Total liabilities and stockholders' deficit	10,067,000	8,395,925	1,586,691
Series A Convertible Preferred Stock [Member]
Convertible Preferred Stock
Convertible preferred stock			1,500,000
Stockholders' deficit
Total stockholders' deficit		0	1,500,000
Series B Convertible Preferred Stock [Member]
Convertible Preferred Stock
Convertible preferred stock			6,862,939
Stockholders' deficit
Total stockholders' deficit		0	6,862,939
Series C Convertible Preferred Stock [Member]
Convertible Preferred Stock
Convertible preferred stock			15,445,109
Stockholders' deficit
Total stockholders' deficit		0	15,445,109
Series A Warrant liability [Member]
Long-term liabilities
Convertible preferred stock warrant liability	3,582,000	857,362
Series B Warrant liability [Member]
Long-term liabilities
Convertible preferred stock warrant liability	14,180,000	17,438,731
Series C Warrant liability [Member]
Long-term liabilities
Convertible preferred stock warrant liability	$ 2,549,000		$ 1,464,877